Provisions - Present Value of Obligations (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Current service cost	$ 222	$ 260	$ 273
Present value of defined benefit obligation
Employee benefits
Present value of the obligations at beginning of year	9,336	9,528
Current service cost	222	260
Interest cost	713	613
Benefits paid	(1,107)	(1,116)
Actuarial (gains)/losses	604	146
Personnel transfer		(95)
Present value of the obligations at end of year	$ 9,768	$ 9,336	$ 9,528